Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net income	$ 297.1	$ 357.6	$ 149.4
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net tax of $2.9, $2.3 and $0.0, respectively	29.1	(8.5)	(113.0)
Unrealized (loss) gain on hedging activity, net tax of $(13.3), $2.9 and $(3.0), respectively	(29.1)	7.1	(13.2)
Defined benefit pension gain (loss), net tax of $8.5, $(10.8) and $(0.5), respectively	19.6	(28.2)	(11.0)
Other comprehensive gain (loss), net of tax	19.6	(29.6)	(137.2)
Comprehensive income	316.7	328.0	12.2
Comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Comprehensive income attributable to controlling interest	316.9	328.3	12.4
SB/RH Holdings, LLC [Member]
Net income	301.2	352.3	155.8
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net tax of $2.9, $2.3 and $0.0, respectively	29.1	(8.5)	(113.0)
Unrealized (loss) gain on hedging activity, net tax of $(13.3), $2.9 and $(3.0), respectively	(29.1)	7.1	(13.2)
Defined benefit pension gain (loss), net tax of $8.5, $(10.8) and $(0.5), respectively	19.6	(28.2)	(11.0)
Other comprehensive gain (loss), net of tax	19.6	(29.6)	(137.2)
Comprehensive income	320.8	322.7	18.6
Comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Comprehensive income attributable to controlling interest	$ 321.0	$ 323.0	$ 18.8